Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis	The table below presents the carrying amounts and fair values of our financial instruments on a recurring basis as of June 30, 2022 and December 31, 2021, respectively (in thousands):

	June 30, 2022		December 31, 2021
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Level 2 - Assets:
Real estate notes receivable, net	$75,872	$72,377	$69,114	$68,476
Derivative financial instruments	7,721	7,721	—	—
Level 2 - Liabilities:
Derivative financial instruments	$—	$—	$5,069	$5,069
Debt	3,094,643	2,797,099	3,028,122	3,117,602

Fair Value Measurements, Nonrecurring	The table below presents our assets measured at fair value on a non-recurring basis as of June 30, 2022 and December 31, 2021 (in thousands):

	June 30, 2022	December 31, 2021
	Fair Value	Fair Value
Level 2 - Assets:
Real estate investment	$—	$26,768
Level 3 - Assets:
Real estate investments	$—	$4,970